FAIR VALUE MEASUREMENTS (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Level 3
Financial assets:
Total financial assets	$ 815	$ 8,350
Level 3 | Receivables
Financial assets:
Notes receivable - current		5,034
Level 3 | Other long-term assets
Financial assets:
Notes receivable - non-current	815	3,316
Carrying Value
Financial assets:
Total financial assets	815	8,350
Carrying Value | Receivables
Financial assets:
Notes receivable - current		5,034
Carrying Value | Other long-term assets
Financial assets:
Notes receivable - non-current	815	3,316
Estimated Fair Value
Financial assets:
Total financial assets	815	8,350
Estimated Fair Value | Receivables
Financial assets:
Notes receivable - current		5,034
Estimated Fair Value | Other long-term assets
Financial assets:
Notes receivable - non-current	$ 815	$ 3,316